Income Taxes (Schedule Of Income Tax Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Domestic	$ 1,430	$ 3,114	$ 3,124
Foreign	(570)	167	181
Income before taxes	$ 860	$ 3,281	$ 3,305